Organization:	12 Months Ended
Dec. 31, 2010
Organization:
Organization:

1. Organization:

        The Macerich Company (the "Company") is involved in the acquisition, ownership, development, redevelopment, management and leasing of regional and community shopping centers (the "Centers") located throughout the United States.

        The Company commenced operations effective with the completion of its initial public offering on March 16, 1994. As of December 31, 2010, the Company was the sole general partner of and held a 92% ownership interest in The Macerich Partnership, L.P. (the "Operating Partnership"). The interests in the Operating Partnership are known as OP Units. OP Units not held by the Company are redeemable, at the election of the holder, on a one-for-one basis for the Company's stock or cash at the Company's option. The 8% limited partnership interest of the Operating Partnership not owned by the Company is reflected in these consolidated financial statements as noncontrolling interests in permanent equity. The Company was organized to qualify as a real estate investment trust ("REIT") under the Internal Revenue Code of 1986, as amended.

        The property management, leasing and redevelopment of the Company's portfolio is provided by the Company's management companies, Macerich Property Management Company, LLC, a single member Delaware limited liability company, Macerich Management Company, a California corporation, Westcor Partners, L.L.C., a single member Arizona limited liability company, Macerich Westcor Management LLC, a single member Delaware limited liability company, Westcor Partners of Colorado, LLC, a Colorado limited liability company, MACW Mall Management, Inc., a New York corporation, and MACW Property Management, LLC, a single member New York limited liability company. All seven of the management companies are collectively referred to herein as the "Management Companies."